Stock Options and Warrants - Warrants Issued with Preferred Stock - Additional Information (Detail)	12 Months Ended												12 Months Ended			12 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Aug. 31, 2013	Jul. 31, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Skin Care Marketing [Member]	Dec. 31, 2013 Skin Care Marketing [Member]	Dec. 31, 2012 Skin Care Marketing [Member]	Dec. 31, 2011 Skin Care Marketing [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member]	Jul. 24, 2013 Series A Preferred Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member] Warrants Issued with Preferred Stock [Member] Skin Care Marketing [Member]	May 12, 2008 Series B Preferred Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member]	Jul. 24, 2013 Series B Preferred Stock [Member]	May 31, 2008 Series B Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Jun. 30, 2014 Series B Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member] Warrants Issued with Preferred Stock [Member] Skin Care Marketing [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of warrants in each unit																2			2						2				2
Number of shares in each unit														1						1		1
Warrants outstanding	44,983,988	7,762,500					3,500,000	6,569,550	200,000	200,000	200,000	200,000				2,000,000	0	1,600,000							1,100,000		0	300,000
Warrants exercisable price	0.166		0.25	0.15	0.20	0.20	0.336	0.49							0.15		0.25			0.50			0.15	0.50		0.25	0.25
Expiration date of warrants	Oct. 24, 2013												Jan. 31, 2013								Jul. 31, 2013
Expiry date of warrants	Sep. 30, 2016												Jan. 31, 2013								Jul. 31, 2013